Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Compensation Expense of Key Management Personnel	Compensation expense of key management personnel

in € m.	2025	2024	2023
Short-term employee benefits	49	47	37
Post-employment benefits	7	4	7
Other long-term benefits	13	35	17
Termination benefits	6	—	—
Share-based payment	30	15	18
Total	105	101	79

Loans (Transactions with Subsidiaries, Joint Ventures and Associates)	Loans

in € m.	2025	2024
Loans outstanding, beginning of year	73	44
Net movement in loans during the period	(7)	70
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	(41)
Loans outstanding, end of year[1]	66	73
Other credit risk related transactions:
Allowance for loan losses	—	—
Provision for loan losses	—	1
Guarantees and commitments	3	3
[1].Loans past due were € 0 million as of December 31, 2025 and € 0 million as of December 31, 2024. For total loans, the Group held collateral of € 0 million and € 0 million as of December 31, 2025 and December 31, 2024, respectively

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)	Deposits

in € m.	2025	2024
Deposits outstanding, beginning of year	29	33
Net movement in deposits during the period	(7)	(4)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Deposits outstanding, end of year	22	29

Summary of Transactions with Related Party Pension Plans	Transactions with related party pension plans

in € m.	2025	2024
Equity shares issued by the Group held in plan assets	—	—
Other assets	1	2
Fees paid from plan assets to asset managers of the Group	16	16
Market value of derivatives with a counterparty of the Group	411	679
Notional amount of derivatives with a counterparty of the Group	8,885	9,730